Schedule of Fair Value of Derivative Warrant Liability Assumptions (Details)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)
Extinguishment of Debt [Line Items]
Change in derivative liability	$ 6,460,513	$ 9,311,304	$ 10,503,941	$ (10,629,119)	$ 22,172,679	$ (1,096,476)	$ (18,843,947)	$ 1,892,488
November 2019 Issuance [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features | $ / shares	$ 0.14		$ 0.41		$ 0.14		$ 0.73
Warrant liabilities, fair value			$ 40,999				$ 150,161
Change in derivative liability			$ 109,162		$ 40,999
November 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features term	44 days		317 days		44 days		501 days
November 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	100		100		100		100
November 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	0.30		0.64		0.30		0.94
November 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	0		0		0		0
April 2020 Issuance [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features | $ / shares	$ 0.14		$ 0.41		$ 0.14		$ 0.73
Warrant liabilities, fair value			$ 58,373				$ 186,410
Change in derivative liability			$ 128,037		$ 58,373
April 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features term	44 days		317 days		44 days		501 days
April 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	100		100		100		100
April 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	0.30		0.27		0.30		0.30
April 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Extinguishment of Debt [Line Items]
Warrant liabilities, fair value measurement input, conversion features	0		0		0		0